Income taxes - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Income tax (expense) benefit	€ 963	€ (73)	€ (113)
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations	143	(9)	€ (18)
Tax effect of derecognition of US deferred tax asset	941
Current tax expense (income), related to Pillar Two income taxes	€ 1
Effective tax rate increase related to Pillar Two income tax	0.40%
Net deferred tax assets	€ 1,835	2,556
Deferred tax assets	1,916	2,627
Deferred tax liabilities	81	71
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	1,188	1,676
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	340	444
Deductible temporary differences for which no deferred tax asset is recognised	788	125
Other tax liability	€ 116	€ 390